Intangible Assets	6 Months Ended
Jun. 30, 2024
Disclosure Of Intangible Assets [Abstract]
Intangible assets
5. Intangible assets
Intangible assets comprise patents with a carrying value of £2.2 million as of June 30, 2024 (as of December 31, 2023: £2.1 million).
During the six months ended June 30, 2024, the Company acquired intangible assets with a cost of £0.2 million in relation to patents.